Capital disclosures - Additional Information (Details) $ in Thousands, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure Of Capital Disclosures
Ratio of net debt to four quarter trailing fund flows from operations	1.4	1.4	0.8
Long-term debt	$ 1,243,397		$ 963,456	$ 914,015
USD borrowings on revolving credit facility		$ 196.7
Maximum
Disclosure Of Capital Disclosures
Ratio of net debt to four quarter trailing fund flows from operations	1	1